S000096482 [Member] Investment Risks - Baron Global Durable Advantage ETF	Dec. 31, 2025
Concentration [Member]
Prospectus [Line Items]
Risk [Text Block]
Concentration. The Fund may at certain times hold large positions in a relatively limited number of issuers, investments or industries including, without limitation, as a result of price shifts of its investments, changes in the composition of the Fund’s overall portfolio and other factors. The Fund could be subject to significant losses if it holds a relatively large position in a single issuer or a particular type of investment that declines in value and the losses could increase even further if the investments cannot be liquidated without adverse market reaction or are otherwise adversely affected by changes in market conditions or circumstances. As a result, the value of the Fund may be more volatile than a portfolio which diversifies across a larger number of investments.

Growth Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
Growth Investing. In connection with the Fund’s investment in growth stocks, potential investors are warned that growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, because growth stocks tend to be sensitive to changes in their earnings and to increasing interest rates and inflation, they tend to be more volatile than other types of stocks.

General Stock Market [Member]
Prospectus [Line Items]
Risk [Text Block]
General Stock Market. Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence caused, among other reasons, by increased inflation, or tightening monetary policy or interest rate increases by the US Federal Reserve or similar international bodies, and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on an investment in the Fund. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID‑19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact an investment in the Fund.

Risks of Emphasizing a Region Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]
Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio. The economies and financial markets of certain regions ‑ such as Latin America, Asia, and Europe and the Mediterranean region ‑ can be interdependent and may all decline at the same time.

Small and Mid Sized Companies [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Mid‑Sized Companies. As the Fund may invest in stocks of all capitalizations, the Fund may be exposed to risks associated with investment in small‑and mid‑sized companies. Securities of small‑and mid‑sized companies may not be well known to some investors, and the securities may be less actively traded than those of large businesses. The securities of small‑and mid‑sized companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small‑and mid‑sized companies rely more on the skills of the Investment Manager and on their continued tenure. Investing in small‑and mid‑sized companies requires a long-term outlook and may require Shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Currency [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on the Fund’s holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, because exchange rate movements are volatile, the Fund’s attempts at hedging could be unsuccessful, and it may not be possible to effectively hedge the currency risks of many developing countries.

Developing Countries [Member]
Prospectus [Line Items]
Risk [Text Block]
Developing Countries. The Fund invests in developing countries, which include countries in the MSCI Emerging Markets (EM) Index, countries in the MSCI Frontier Markets (FM) Index and other countries determined by the Adviser to be developing countries based on classifications made by the International Monetary Fund or on country characteristics similar to those of the countries in the EM and FM Indexes. Investments in developing countries are subject to all of the risks of non‑U.S. investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation. These risks are greater for countries in the FM Index.

ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risks.
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non‑U.S. issuers or other securities or instruments that have lower trading volumes.

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Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in‑kind. As such, investments in shares may be less tax‑efficient than an investment in an ETF that distributes portfolio securities entirely in‑ kind.

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Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra‑day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid‑ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Fund’s listing exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads on the Fund’s listing exchange and the corresponding premium or discount to the shares’ NAV may widen.

Limited Operating History Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors would not have a track record or history on which to base their investment decisions. In addition, until the Fund achieves a certain size, the performance of certain of its investments may disproportionately impact the performance of the Fund, which may be subject to heightened volatility. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the New York Stock Exchange (“NYSE”) and may, therefore, have a material upward or downward effect on the market price of the Shares.

Non U S Securities [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑U.S. Securities. Investing in non‑U.S. securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund losses may be incurred due to declines in one or more markets in which Fund investments are made.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non‑Diversified Portfolio. The Fund is non‑diversified, which means it will likely have a greater percentage of its assets in a single issuer than a diversified fund. As a result, a non‑diversified fund will likely invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the Fund’s performance compared to a diversified fund. Thus, a non‑diversified fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.